28 Other Accounts Payable	12 Months Ended
Dec. 31, 2019
Other Accounts Payable [Abstract]
Other Accounts Payable

28  Other Accounts Payable

	12.31.2019	12.31.2018
Fair value in the purchase and sale of power in the active market (Note 35.2.12)	251,973	11,007
Customers (a)	43,024	70,713
Obligations to customers in gas sales operations (b)	39,665	55,048
Public lighting rate collected	38,805	28,337
Aneel Order No. 084/2017 provision	26,008	24,314
Investment acquisition	13,294	32,200
Financial offset for the use of water resources	12,535	20,820
Pledges in guarantee	9,257	10,026
Reimbursements to customer contributions	4,887	5,036
Derivatives fair value - Forward contract (Note35.2.3 - b)	1,203	-
Other liabilities	58,218	51,523
	498,869	309,024
Current	149,407	192,070
Noncurrent	349,462	116,954
(a) Of the balance at 12.31.2018, R$32,639 refers to amounts transferred from the Federal Government to Copel DIS, in accordance with ANEEL Directive Release No. 565/2018, for the reimbursement of consumers due to the exceeding amount collected from the Net Operating Revenue in the period from January 2010 to December 2012. There is no outstanding balance of this liability on 12.31.2019
(b) Refers to amounts paid for the purchase of contracted gas volumes not yet taken by customers.